Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	MORGAN STANLEY CALIF TAX FREE DAILY INCOME TRUST
Central Index Key	0000832705
Amendment Flag	false
Document Creation Date	Apr 26, 2013
Document Effective Date	Apr 30, 2013
Prospectus Date	Apr 30, 2013
MORGAN STANLEY CALIF TAX FREE DAILY INCOME TRUST | MORGAN STANLEY CALIF TAX FREE DAILY INCOME TRUST
Risk/Return:
Trading Symbol	DSCXX

MORGAN STANLEY CALIF TAX FREE DAILY INCOME TRUST
MORGAN STANLEY CALIF TAX FREE DAILY INCOME TRUST
Investment Objective

Morgan Stanley California Tax-Free Daily Income Trust (the "Fund") is a money market fund that seeks to provide as high a level of daily income exempt from federal and California income tax as is consistent with stability of principal and liquidity.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges and does not charge account or exchange fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MORGAN STANLEY CALIF TAX FREE DAILY INCOME TRUST
Advisory Fee		0.44%
Shareholder Servicing Fees		0.10%
Other Expenses		0.11%
Total Annual Fund Operating Expenses	[1]	0.65%
Fee Waivers and/or Expense Reimbursements	[1]	0.49%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1]	0.16%
[1]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., and the Fund's "Administrator," Morgan Stanley Services Company Inc., have agreed to assume all operating expenses of the Fund and to waive the advisory fee and administration fee, as applicable, to the extent that such expenses and fees, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), on an annualized basis exceeds 0.60% of the average daily net assets of the Fund. In addition, the Fund's "Distributor," Morgan Stanley Distribution, Inc., its Adviser and its Administrator have agreed to waive and/or reimburse all or a portion of the Fund's distribution fee, advisory fee and administration fee, respectively, to the extent that total expenses exceed total income on a daily basis. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
MORGAN STANLEY CALIF TAX FREE DAILY INCOME TRUST	16	52	90	205

Principal Investment Strategies

The Fund will normally invest at least 80% of its net assets in high quality, short-term securities that are municipal obligations that pay interest exempt from federal and California income taxes. The Adviser seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

The Adviser generally invests substantially all of the Fund's assets in California municipal obligations. The interest on these investments is exempt from California state and federal income tax. The Fund may invest up to 20% of its net assets in securities that pay interest income subject to the federal "alternative minimum tax," and some taxpayers may have to pay tax on a Fund distribution of this income.

Municipal obligations are securities issued by state and local governments and their agencies. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper. Included within the revenue bonds category are participations in lease obligations, which may take the form of a lease or an installment purchase contract issued by public authorities.

The Fund's investments may include tender option bonds and custodial receipts. Tender option bonds are municipal obligations held pursuant to a custodial arrangement and issued pursuant to an agreement with a third-party such as a bank or financial institution to provide the holder with the option of tendering the bond at periodic intervals. The holder of the tender option bond effectively holds a demand obligation that bears interest at prevailing short-term rates. Custodial receipts represent interests in future interest and/or principal payments on U.S. government securities or municipal obligations. Additionally, the Fund may invest in investment companies, including money market funds, and may invest some or all of its short-term cash investments in any money market fund advised or managed by the Adviser or its affiliates.

The Fund may purchase debt obligations that have fixed, variable or floating rates of interest. The interest rates payable on variable rate or floating rate obligations may fluctuate based upon changes in market rates.

The Fund has a fundamental policy of normally investing at least 80% of its assets in securities the interest on which is exempt from federal and California income tax; these securities nevertheless may be subject to an "alternative minimum tax." A fundamental policy may not be changed without shareholder approval.

The Fund may take temporary "defensive" positions that may be inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in taxable money market securities, non-California tax-exempt securities or in tax-exempt securities subject to the alternative minimum tax for individual shareholders when the Adviser believes it is advisable to do so. The Fund will only purchase municipal obligations of other states that satisfy the same standards as set forth for the California tax-exempt securities.

Principal Risks

There is no assurance that the Fund will achieve its investment objective. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund. The principal risks of investing in this Fund include:

•  Credit and Interest Rate. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. The deterioration of California's fiscal situation during the recent economic downturn increases the risk of investing in California municipal securities. Several ratings agencies have downgraded California's general obligation bond rating in recent years. Furthermore, several California municipalities have filed for bankruptcy protection or have indicated that they may seek bankruptcy protection in the future. Bankruptcy protection may adversely impact the municipality's cash flows and revenues, which could lead to issuer default. A default or credit rating downgrade of a small number of California municipal security issuers could affect the market values and marketability of all California municipal securities held by the Fund. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

•  Lease Obligations. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

•  Tender Option Bonds and Custodial Receipts. The risks of tender option bonds and custodial receipts include the risk that the owner of such instruments may not be considered the owner for federal income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax. Additionally, the occurrence of certain defaults or a credit rating downgrade on the underlying security may impair the ability to tender the bond or receipt back to the third-party provider of the demand option, thus causing the bond or receipt to become illiquid.

•  Investment Companies. An investment in an investment company is subject to the underlying risks of that investment company's portfolio securities. In addition to the Fund's fees and expenses, the Fund generally would bear its share of the investment company's fees and expenses.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing the Fund's average annual returns for the one, five and 10 year periods. The Fund's past performance does not indicate how the Fund will perform in the future.

Annual Total Returns-Calendar Years

High Quarter	6/30/07	0.78%
Low Quarter	6/30/09	0.00%

Average Annual Total Returns For Periods Ended December 31, 2012
Average Annual Returns	Average Annual Returns, Past 1 Year	Average Annual Returns, Past 5 Years	Average Annual Returns, Past 10 Years
MORGAN STANLEY CALIF TAX FREE DAILY INCOME TRUST	0.01%	0.31%	1.00%

For the Fund's most recent 7-day annualized yield, you may call toll-free (800) 869-NEWS.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MORGAN STANLEY CALIF TAX FREE DAILY INCOME TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Morgan Stanley California Tax-Free Daily Income Trust (the "Fund") is a money market fund that seeks to provide as high a level of daily income exempt from federal and California income tax as is consistent with stability of principal and liquidity.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges and does not charge account or exchange fees.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 80% of its net assets in high quality, short-term securities that are municipal obligations that pay interest exempt from federal and California income taxes. The Adviser seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

The Adviser generally invests substantially all of the Fund's assets in California municipal obligations. The interest on these investments is exempt from California state and federal income tax. The Fund may invest up to 20% of its net assets in securities that pay interest income subject to the federal "alternative minimum tax," and some taxpayers may have to pay tax on a Fund distribution of this income.

Municipal obligations are securities issued by state and local governments and their agencies. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper. Included within the revenue bonds category are participations in lease obligations, which may take the form of a lease or an installment purchase contract issued by public authorities.

The Fund's investments may include tender option bonds and custodial receipts. Tender option bonds are municipal obligations held pursuant to a custodial arrangement and issued pursuant to an agreement with a third-party such as a bank or financial institution to provide the holder with the option of tendering the bond at periodic intervals. The holder of the tender option bond effectively holds a demand obligation that bears interest at prevailing short-term rates. Custodial receipts represent interests in future interest and/or principal payments on U.S. government securities or municipal obligations. Additionally, the Fund may invest in investment companies, including money market funds, and may invest some or all of its short-term cash investments in any money market fund advised or managed by the Adviser or its affiliates.

The Fund may purchase debt obligations that have fixed, variable or floating rates of interest. The interest rates payable on variable rate or floating rate obligations may fluctuate based upon changes in market rates.

The Fund has a fundamental policy of normally investing at least 80% of its assets in securities the interest on which is exempt from federal and California income tax; these securities nevertheless may be subject to an "alternative minimum tax." A fundamental policy may not be changed without shareholder approval.

The Fund may take temporary "defensive" positions that may be inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in taxable money market securities, non-California tax-exempt securities or in tax-exempt securities subject to the alternative minimum tax for individual shareholders when the Adviser believes it is advisable to do so. The Fund will only purchase municipal obligations of other states that satisfy the same standards as set forth for the California tax-exempt securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund. The principal risks of investing in this Fund include:

•  Credit and Interest Rate. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. The deterioration of California's fiscal situation during the recent economic downturn increases the risk of investing in California municipal securities. Several ratings agencies have downgraded California's general obligation bond rating in recent years. Furthermore, several California municipalities have filed for bankruptcy protection or have indicated that they may seek bankruptcy protection in the future. Bankruptcy protection may adversely impact the municipality's cash flows and revenues, which could lead to issuer default. A default or credit rating downgrade of a small number of California municipal security issuers could affect the market values and marketability of all California municipal securities held by the Fund. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

•  Lease Obligations. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

•  Tender Option Bonds and Custodial Receipts. The risks of tender option bonds and custodial receipts include the risk that the owner of such instruments may not be considered the owner for federal income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax. Additionally, the occurrence of certain defaults or a credit rating downgrade on the underlying security may impair the ability to tender the bond or receipt back to the third-party provider of the demand option, thus causing the bond or receipt to become illiquid.

•  Investment Companies. An investment in an investment company is subject to the underlying risks of that investment company's portfolio securities. In addition to the Fund's fees and expenses, the Fund generally would bear its share of the investment company's fees and expenses.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing the Fund's average annual returns for the one, five and 10 year periods. The Fund's past performance does not indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing the Fund's average annual returns for the one, five and 10 year periods.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
High Quarter	6/30/07	0.78%
Low Quarter	6/30/09	0.00%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	For the Fund's most recent 7-day annualized yield, you may call toll-free (800) 869-NEWS.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For Periods Ended December 31, 2012
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 869-NEWS
MORGAN STANLEY CALIF TAX FREE DAILY INCOME TRUST
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.44%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.16%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	16
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	52
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	90
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	205
Annual Return 2003	rr_AnnualReturn2003	0.33%
Annual Return 2004	rr_AnnualReturn2004	0.58%
Annual Return 2005	rr_AnnualReturn2005	1.80%
Annual Return 2006	rr_AnnualReturn2006	2.80%
Annual Return 2007	rr_AnnualReturn2007	3.05%
Annual Return 2008	rr_AnnualReturn2008	1.50%
Annual Return 2009	rr_AnnualReturn2009	0.01%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	0.31%
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	1.00%

[1]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., and the Fund's "Administrator," Morgan Stanley Services Company Inc., have agreed to assume all operating expenses of the Fund and to waive the advisory fee and administration fee, as applicable, to the extent that such expenses and fees, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), on an annualized basis exceeds 0.60% of the average daily net assets of the Fund. In addition, the Fund's "Distributor," Morgan Stanley Distribution, Inc., its Adviser and its Administrator have agreed to waive and/or reimburse all or a portion of the Fund's distribution fee, advisory fee and administration fee, respectively, to the extent that total expenses exceed total income on a daily basis. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2013